SUBSEQUENT EVENTS (Details)			1 Months Ended		12 Months Ended
	Mar. 16, 2020 USD ($) suezmax_tanker	Jan. 23, 2020 USD ($)	Feb. 29, 2020 USD ($) very_large_crude_carrier $ / shares	Jan. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Jan. 31, 2019 USD ($)	Jun. 30, 2018
Subsequent Event [Line Items]
Ownership percentage								28.90%	20.00%
Shares issued under ATM program (in shares) | shares					11,037,273	11,868	0
Share capital, shares issued (in shares) | shares					196,894,321	169,821,192
Shareholder loan receivable								$ 6,000,000
Cash dividends per share declared (in dollars per share) | $ / shares					$ 0.1	$ 0	$ 0.3
Subsequent Event
Subsequent Event [Line Items]
Payments to acquire interest in affiliates		$ 800,000
Ownership percentage		17.34%
Shares issued under ATM program (in shares) | shares				798,000
Shares issued, price per share (in dollars per share) | $ / shares				$ 7.30
Common stock, value				$ 197,692,321
Share capital, shares issued (in shares) | shares				197,692,321
Joint venture, ownership interest				15.00%
Shareholder loan receivable				$ 1,500,000
Guarantee To Related Party				50,000,000
Cash dividends per share declared (in dollars per share) | $ / shares			$ 0.40
Number Of Vessels Acquired Under SPA | suezmax_tanker	10
SFL | Subsequent Event
Subsequent Event [Line Items]
Contract termination receivable			$ 3,200,000
Gain on contract termination			$ 7,400,000
Number of vessels chartered in | very_large_crude_carrier			2
Repayments of notes payable			$ 20,000,000
Term loan facility $62.5 million | Subsequent Event
Subsequent Event [Line Items]
Principal amount			$ 62,500,000.0
Term of debt			5 years
Interest rate amortization profile			18 years
March 2020 Sale Leaseback Agreement | Subsequent Event
Subsequent Event [Line Items]
Term of debt	7 years
Interest rate amortization profile	17 years 9 months 18 days
Sale leaseback agreement, maximum amount	$ 544,000,000
London Interbank Offered Rate (LIBOR) | Term loan facility $62.5 million | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable interest rate			1.90%
London Interbank Offered Rate (LIBOR) | March 2020 Sale Leaseback Agreement | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable interest rate	2.30%